Label	Element	Value
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page  49 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page  46  of the Statement of Additional Information (“SAI”). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts, Waivers and Other Information.”

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $1,000,000 or more. However, the Fund assesses a contingent deferred sales charge (‘‘CDSC’’) of 0.50% on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. This Example reflects your costs as though C Class shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during a period. The Fund did not invest in any long-term securities during the most recent fiscal year. As a result, the Fund’s portfolio turnover rate for the Fund’s most recent fiscal year is not provided.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by implementing a quantitative trading strategy and systematic investment process designed to capitalize on price trends (up and/or down) in a broad range of around 120 global markets by utilizing derivative instruments to seek exposure to stock indices, bonds, currencies, and interest rates. As the owner of a “long” position in a derivative instrument, the Fund may benefit from an increase in the price of the underlying investment and, as the owner of a “short” position, the Fund may benefit from a decrease in the price of the underlying investment.
The Fund invests primarily in derivatives, including futures contracts (such as equity index futures, bond index futures, interest rate futures, treasury futures, and non-U.S. currency futures), and foreign currency forward contracts, including non-deliverable forwards (“NDFs”). The Fund also may invest in swaps, and other types of derivative instruments linked to stock indices, currencies, bonds, interest rates and commodity instruments. The Fund expects that, under normal market conditions, the notional value of its derivatives exposure generally will exceed that of its net assets. In order to meet collateral requirements in connection with the Fund’s use of derivatives, which may be used for hedging purposes or for exposure to a market, the Fund may hold significant amounts of (1) U.S. government securities, including U.S. Treasury securities, (2) other foreign developed market sovereign short-term bonds issued by countries such as France, Germany, Japan and other developed countries, (3) short-term investments, including a government money market fund advised by the Manager, with respect to which the Manager also receives a management fee, (4) cash and (5) time deposits. Additionally, the Fund may invest in bonds and zero coupon securities,  U.S. and non-U.S. currencies and instruments denominated in non-U.S. currencies. The Fund’s investments are generally made without restriction as to issuer market capitalization, country, currency, or maturity. The Fund may invest in issuers in the U.S. and foreign developed and emerging  markets.
The Fund seeks to gain exposure to the commodity futures markets by investing up to 25% of its total assets in a wholly-owned subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). Generally, the Subsidiary invests primarily in commodity futures, but it may also invest in financial futures and forwards and swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary and the Fund, in the aggregate, comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The sub-advisor employs computerized processes to identify investment opportunities across a wide range of markets around the world. Investment decisions are  executed via the sub-advisor’s proprietary execution strategy.  The investment decision  process is quantitative and primarily directional in nature, meaning that investment decisions are driven by mathematical models based on market trends and other historical relationships. It is underpinned by risk control, ongoing research, diversification and the quest for efficiency. The Fund’s holdings may be frequently adjusted to reflect the sub-advisor’s assessment of changing risks, which could result in high portfolio turnover. The sub-advisor’s strategy is designed to provide an excess return with a stable level of volatility regardless of market conditions. The sub-advisor seeks to do this by using systematic algorithms (a mathematical model) to scale positions based on the net asset value (“NAV”) of the Fund. The algorithm measures the degree of volatility in a particular market. As volatilities increase, the algorithm will look to reduce exposure. Conversely, it will increase exposure, subject to risk limits, if the market is calm and volatilities are decreasing. This technique is called `volatility scaling’ and can be applied at various levels to achieve a balanced risk exposure through time, and across different asset classes. Volatility scaling aims to achieve a certain target level of volatility which is stable through time. The Fund has set an annualized volatility target of 10% of its NAV. Volatility is defined as the annualized standard deviation of returns. It is important to note that both the short and long term realized volatility of the Fund can and will differ from the targeted volatility and can be dependent on prevailing market conditions.
The cornerstone of the sub-advisor’s investment philosophy is that the financial markets exhibit trends and other inefficiencies. Trends are a manifestation of serial correlation in financial markets — the phenomenon whereby past price movements influence price behavior. Although price trends vary in their intensity, duration and frequency they typically recur across sectors and markets. Trends are an attractive focus for active trading styles applied across a range of global markets. In implementing its investment program, the Fund may hold significant cash positions from time to time. The Fund may have significant exposure to issuers located in, or with economic ties to, Europe and Japan. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe and/or Japan may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund,    for the periods indicated.
The chart and the table show the performance of the Fund’s Investor Class shares for all periods. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9.59% 1st Quarter 2022 01/01/2015 through 12/31/2024 Lowest Quarterly Return: -6.35% 2nd Quarter 2015 01/01/2015 through 12/31/2024
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2024
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective, and you could lose part or all of your investment in the Fund.
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk
The allocations among strategies, asset classes and market exposures may be less than optimal and may adversely affect the Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that judgments about allocations will be correct. The Fund’s allocations may be invested in strategies, asset classes and market exposures during a period when such strategies, asset classes and market exposures underperform.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Asset Selection Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Asset Selection Risk Assets selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Commodities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Commodities Risk
The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, resource availability, speculation in the commodities markets, drought, floods, weather, livestock disease, pandemics, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund may invest significantly in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors. No active trading market may exist for certain commodities investments. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products, as some commodity-linked derivatives can have the potential for unlimited losses. Such losses can significantly and adversely affect the net asset value (“NAV”) per share of the Fund and, consequently, a shareholder’s interest in the Fund. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or a derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Credit Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit Risk
The Fund is subject to the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail, or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Crowding/Convergence Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Crowding/Convergence Risk
There is significant competition among quantitatively-focused managers, and the ability of the sub-advisor to outperform other funds is dependent on its ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the sub-advisor is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk
The Fund may have exposure to foreign currencies. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the  U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Cybersecurity and Operational Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The use of derivatives may also increase any adverse effects resulting from the underperformance of strategies, asset classes and market exposures to which the Fund has allocated its assets. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk  and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed.  Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Derivatives transactions requiring the Fund to post collateral may expose the Fund to greater losses in the event of a default by a counterparty.  There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened  counterparty, liquidity and valuation risks. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Ongoing changes to the regulation of derivatives and changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.  In addition, the Fund’s investments in derivatives are subject to the following risks:
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Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The use of foreign currency forward contracts may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed.

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Futures Contracts Risk. Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks, such as liquidity risk and counterparty risk, that it would not be subject to if it invested directly in the securities underlying those derivatives. There can be no assurance that any strategy used will succeed. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). The Fund may invest in the following types of futures contracts:

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Foreign Currency Futures Contracts  Risk. Foreign currency futures contracts expose the Fund to risks associated with fluctuations in the value of foreign currencies. Foreign currency futures contracts are similar to foreign currency forward contracts, except that they are traded on exchanges (and may have margin requirements) and are standardized as to contract size and delivery date. The Fund may use foreign currency futures contracts for the same purposes as foreign currency forward contracts, subject to Commodity Futures Trading Commission (“CFTC”) regulations.

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Government Bond Futures Contracts Risk. Government bond futures contracts, such as treasury futures contracts, expose  the  Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

•	Index Futures Contracts Risk. Futures contracts on indices expose the Fund to volatility in an underlying index.
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Treasury Futures Contracts Risk. Treasury futures contracts expose the  Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

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Swap Agreements Risk. Swap agreements or “swaps” are transactions in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates or the performance of specified securities, indices or other assets based on a specified amount (the “notional” amount). Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities clearing and settlement procedures; and significant limitations on investor rights and recourse. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Foreign Exposure Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Exposure Risk
Exposure to  non-U.S. issuers carries potential risks not associated with exposure to U.S. issuers. Such risks may include, but are not limited to: (1) political and financial instability, (2) less liquidity, (3) greater volatility, and (4) different government regulation The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Geographic Concentration Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Geographic Concentration Risk
From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, market, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. A decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another.
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European Securities Risk. The Fund’s performance may be affected by political, social and economic conditions in Europe, such as growth of economic output (the gross national product of the countries in the region), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries, the monetary exchange rates between European countries, and conflict between European countries. The European financial markets have experienced and may continue to experience volatility and adverse trends due to concerns relating to economic downturns; rising government debt levels and the possible default on government debt; national unemployment in several European countries; public health crises; political unrest; economic sanctions; inflation; energy crises; and war and military conflict, such as the Russian invasion of Ukraine. A default or debt restructuring by any European country could adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries. Such a default or debt restructuring could affect exposures to European countries. In addition, issuers have faced difficulties obtaining credit or refinancing existing obligations, and financial markets have experienced extreme volatility and declines in asset values and liquidity. These events have affected the exchange rate of the Euro and may continue to significantly affect European countries.
Responses to financial problems by European governments, central banks, and others, including austerity measures and other reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or may have unintended consequences. The Fund makes investments in securities of issuers that are domiciled in member states of the European Union (the “EU”). The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. One or more countries may abandon the Euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. The United Kingdom’s withdrawal from the EU could be an indication that one or more other countries may withdraw from the EU and/or abandon the Euro. These events and actions have affected, and may in the future affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-EU member states.
The continuing effects on the economies of European countries of the Russia/Ukraine war and Russia’s response to sanctions imposed by the  U.S., EU, UK and others, are impossible to predict, but have been and could continue to be significant. For example, exports in Eastern Europe have been disrupted for certain key commodities, pushing commodity prices to record highs. Also, both wholesale energy prices and energy prices charged to consumers in Europe have increased significantly.

■
Japan Investment Risk. The Japanese economy may be subject to economic, political and social instability, which could have an adverse effect on the Japanese securities held by the Fund. The Japanese economy, which is heavily dependent upon international trade, may be adversely affected by global competition, trade tariffs, other government interventions and protectionist measures, excessive regulation, changes in international trade agreements, the economic conditions of its trading partners, the performance of the global economy, and regional and global conflicts. Political tensions between Japan and its trading partners could adversely affect the economy, especially the export sector, and destabilize the region as a whole. The domestic Japanese economy faces several concerns, including large government deficits, a declining domestic population and low birth rate, workforce shortages, and inflation. The Japanese government’s fiscal and monetary policies may have negative impacts on the Japanese economy. Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. Currency fluctuations, which have been significant at times, can have a considerable impact on exports and the overall Japanese economy. The Japanese yen may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Natural disasters such as earthquakes, volcanic eruptions, typhoons or tsunamis, could occur in Japan and surrounding areas and may have a significant impact on the business operations of Japanese companies in the affected regions and Japan’s economy. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Hedging Risk [Member]
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Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. The Fund may engage in active and frequent trading, which could increase the Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had lower portfolio turnover.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Interest Rate Risk [Member]
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Interest Rate Risk
Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction as movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rate increases, including significant or rapid increases, may result in a decline in the value of bonds or derivatives held by the Fund, make issuers less willing or able to make principal and interest payments on fixed-income investments when due, lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments, any of which may result in substantial losses to the Fund. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. The prices of fixed-income securities or derivatives are also affected by their  durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates than those with shorter durations. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Investment Risk [Member]
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Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Leverage Risk [Member]
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Leverage Risk
The Fund’s use of derivative instruments and taking of short positions may have the economic effect of financial leverage. Financial leverage magnifies the Fund’s exposure to the movements in prices of an asset or class of assets underlying a derivative instrument and may result in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s net asset value (“NAV”) per share to be volatile. There can be no assurance that the Fund’s use of leverage will be successful.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Liquidity Risk [Member]
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Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund.   For example, liquidity risk may be magnified in rising interest rate environments in the event of higher than normal redemption rates.   Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.  Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Market Risk [Member]
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Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last 10-15 years, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, such as changes in interest or inflation rates, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in value may be temporary or may last for extended periods.
Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the  U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
■
Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, during periods of significant volatility, the risks discussed herein associated with an investment in the Fund may be increased. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade agreements between countries and regions, including the  U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Although interest rates were unusually low in the  U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Regulators in the  U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulations could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.  Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Market Direction Risk [Member]
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Market Direction Risk
Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, and when there is a general market decline and the Fund holds significant “long” positions.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Market Timing Risk [Member]
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Market Timing Risk
The Fund is subject to the risk of market timing activities by investors due to the nature of the Fund’s investments, which requires the Fund, in certain instances, to fair value certain of its investments. Some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value (“NAV”) of the Fund’s shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the ability to execute efficient investment strategies.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Model and Data/Programming Error Risk [Member]
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Model and Data/Programming Error Risk
The success of the sub-advisor’s investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. Models (including quantitative models), data, and investment programs are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks and programs may not react as expected to market events, resulting in losses for the Fund. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. These models and programs may negatively affect Fund performance for various other reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or overreaction). The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.
Models and data are known to have errors, omissions, imperfections and malfunctions (collectively, “System Events”). The sub-advisor seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, and use of independent safeguards in the overall portfolio management process and often in the software code itself. Despite such testing, monitoring and independent safeguards, System Events will result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, delays in the execution of anticipated trades, the failure to properly allocate trades, the failure to properly gather and organize available data, the failure to take certain hedging or risk reducing actions and/or the taking of actions which increase certain risk(s) - all of which may have materially adverse effects on the Fund. System Events in third-party provided data are generally entirely outside the control of the sub-advisor.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Obsolescence Risk [Member]
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Obsolescence Risk
The sub-advisor is unlikely to be successful in the deployment of its quantitative, systematic, investment strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that the models will not generate profitable trading signals. If and to the extent that the models do not reflect certain relevant factors, and the sub-advisor does not successfully address such omission through its testing and evaluation by modifying the models accordingly, major losses may result — all of which will be borne by the Fund. There can be no assurance as to the effects (positive or negative) of any changes including additions, modifications and removal of the models or investment strategies on the Fund’s performance.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Other Investment Companies Risk [Member]
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Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
■	Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Quantitative Strategy Risk [Member]
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Quantitative Strategy Risk
The success of the Fund’s investment strategy may depend in part on the effectiveness of the  sub-advisor’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses. The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Redemption Risk [Member]
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Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Heavy redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Risk Management [Member]
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Risk Management
Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Segregated Assets Risk [Member]
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Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund’s ability to pursue other opportunities as they arise.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Short Position Risk [Member]
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Short Position Risk
The Fund will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. As there is potentially no limit on the amount that the security that the Fund is required to purchase may have appreciated, the Fund’s losses are potentially unlimited in a short position transaction, particularly in cases where the Fund is unable to close out its short position. The Fund may invest the proceeds of a short sale and, therefore, be subject to the effect of leverage, in that short selling may amplify changes in the Fund’s NAV since it may increase the exposure of the Fund to certain markets and may increase losses and the volatility of returns.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Sovereign Debt Risk [Member]
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Sovereign Debt Risk
Sovereign debt securities are subject to risk of payment delays or defaults due to, among other things: (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. A governmental entity that defaults on an obligation may request additional time in which to repay loans, may request further loans, or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Subsidiary Risk [Member]
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Subsidiary Risk
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The principal risks of the Subsidiary are listed in this section of the Prospectus as principal risks of the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved or that, as a result, the investment objective of the Fund will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund’s performance.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Tax Risk [Member]
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Tax Risk
To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from “qualifying income,” which is described in more detail in the “Tax Information” section of the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of its gross income for each taxable year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. Treasury regulations provide that income inclusions of a RIC from a controlled foreign corporation (“CFC”), such as the Subsidiary, in which the RIC invests as part of its business of investing in stocks or securities, are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. See “Tax Information” in the SAI for further information regarding RIC’s federal income tax treatment of income from CFCs and commodity-linked instruments. The federal income tax treatment of the Fund’s commodity-linked investments and income from the Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of the Fund’s taxable income and/or net capital gains and, therefore, the distributions the Fund makes.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Trading System and Execution of Orders Risk [Member]
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Trading System and Execution of Orders Risk
The sub-advisor relies extensively on computer programs, systems, technology, data and models to implement its execution strategies and algorithms. The sub-advisor’s investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the sub-advisor. There is a risk that the sub-advisor’s proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction, causing severe losses. The successful operation of the computer programs, systems, technology, data and models depends in part on the sub-advisor’s ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. While the sub-advisor has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events, disruptions and execution system issues.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. U.S. government securities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | U.S. Treasury Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Treasury Obligations Risk
The market value of U.S. Treasury obligations may vary due to fluctuations in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Valuation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk
Certain of the Fund’s assets may be valued at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The valuation of the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Zero Coupon Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Zero Coupon Securities Risk
Zero-coupon securities are debt securities that do not make periodic interest payments prior to maturity or a specified redemption date (or cash payment date). Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash. While interest payments are not made on such securities, the Fund accrues income with respect to these securities for federal income tax and accounting purposes. Longer term zero-coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Risk Nondiversified Status [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.10%	[1]
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | ICE BofA US 3-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	1.77%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | A Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 759
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,689
1 Year	rr_AverageAnnualReturnYear01	(4.11%)
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | C Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 362
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,924
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	805
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,924
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Y Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	886
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,933
1 Year	rr_AverageAnnualReturnYear01	1.99%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | R5 Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,824
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,233
Annual Return 2015	rr_AnnualReturn2015	(1.54%)
Annual Return 2016	rr_AnnualReturn2016	(0.67%)
Annual Return 2017	rr_AnnualReturn2017	4.78%
Annual Return 2018	rr_AnnualReturn2018	2.15%
Annual Return 2019	rr_AnnualReturn2019	0.08%
Annual Return 2020	rr_AnnualReturn2020	10.42%
Annual Return 2021	rr_AnnualReturn2021	4.69%
Annual Return 2022	rr_AnnualReturn2022	16.47%
Annual Return 2023	rr_AnnualReturn2023	(4.20%)
Annual Return 2024	rr_AnnualReturn2024	1.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:9.59% 1st Quarter 202201/01/2015 through 12/31/2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:-6.35% 2nd Quarter 201501/01/2015 through 12/31/2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Investor Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.62%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	1.78%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Managed Futures Strategy Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	2.00%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page  49 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page  46  of the Statement of Additional Information (“SAI”). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts, Waivers and Other Information.”

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $1,000,000 or more. However, the Fund assesses a contingent deferred sales charge (‘‘CDSC’’) of 0.50% on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2026. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. This Example reflects your costs as though C Class shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by implementing two investment strategies, a “Managed Futures Strategy” and a “TargetRisk Strategy.” The Fund intends to allocate approximately 50% of its portfolio to each strategy.

(1) Managed Futures Strategy. The sub-advisor’s investment philosophy is that the financial markets exhibit trends and other inefficiencies. Trends are a manifestation of serial correlation in financial markets — the phenomenon whereby past price movements influence price behavior. Although price trends vary in intensity, duration, and frequency, they typically recur across sectors and markets. Trends are an attractive focus for active trading styles applied across a range of global markets. The sub-advisor implements a quantitative trading strategy and systematic investment process designed to capitalize on price trends (up and/or down) in a broad range of around 120 global markets by utilizing derivative instruments to seek exposure to stock indices, bonds, currencies and interest rates. The sub-advisor employs computerized processes to identify investment opportunities across a wide range of markets around the world. Investment decisions are executed via the sub-advisor’s proprietary execution strategy.  The investment decision process is quantitative and primarily directional in nature, meaning that investment decisions are driven by mathematical models based on market trends and other historical relationships. It is underpinned by risk controls, ongoing research, and diversification guidelines. As the owner of a “long” position in a derivative instrument, the Fund may benefit from an increase in the price of the underlying investment, and as the owner of a “short” position, the Fund may benefit from a decrease in the price of the underlying investment.

The Managed Futures Strategy is designed to provide an excess return with a targeted level of volatility regardless of market conditions. The sub-advisor seeks to do this by using systematic algorithms (mathematical models). An algorithm measures the degree of volatility in a particular market. If the market is turbulent, and returns are volatile, the algorithm will reduce exposure. Conversely, it will increase exposure, subject to risk limits, if the market is calm and volatilities are decreasing. This technique is called ‘volatility scaling’ and can be applied at various levels to achieve a balanced risk exposure through time, and across different asset classes. Volatility scaling aims to achieve a certain target level of volatility which is stable through time. The Managed Futures Strategy has set an annualized volatility target of 10% of the Fund’s net asset value (“NAV”) invested in the strategy. Volatility is defined as the annualized standard deviation of returns. It is important to note that both the short and long term realized volatility of the Fund can and will differ from the targeted volatility and can be dependent on prevailing market conditions.

(2) TargetRisk Strategy.  The sub-advisor allocates the Fund’s assets invested in the TargetRisk  Strategy across equities, bonds (including inflation index-linked bonds), interest rates, corporate credit, and commodities primarily through derivative instruments utilizing a proprietary quantitative model. The TargetRisk Strategy is designed to provide an excess return with a targeted level of volatility regardless of market conditions. The sub-advisor seeks to do this using volatility scaling as described above. The TargetRisk Strategy has set an annualized volatility target of 10% of NAV invested in the strategy. In addition to volatility scaling, the TargetRisk Strategy utilizes additional systematic overlays to control downside risk. The first of these is a momentum overlay, which uses past price behavior to identify periods when a market is in a downtrend. The strategy uses this information to scale down positions depending upon the strength of that trend, thereby reducing risk in falling markets. The second overlay is a volatility switching mechanism, which reacts quickly to spikes in volatility by using a formula that is designed to minimize market transactions during periods of low volatility and increase market transactions during periods of heightened market volatility. The third overlay uses intraday data to identify dangerous environments in which fixed income assets no longer act as a hedge to equities and other assets. The combination of these overlays aims to reduce losses and improve risk-adjusted returns.

The Fund invests primarily in derivatives, including futures contracts (including equity index futures, bond futures, bond index futures, government bond futures, such as treasury futures, interest rate futures, and currency futures), foreign currency forward contracts and non-deliverable forwards (“NDFs”), and swaps (including commodity swaps, credit default swaps, and total return swaps), but also may invest in other types of derivative instruments, including derivative instruments linked to stock indices, currencies, bonds, interest rates and commodity instruments. The Fund uses derivative instruments to enhance total return, to manage certain investment risks, to substitute for the purchase or sale of the underlying securities, and for hedging purposes. The Fund expects that, under normal market conditions, the notional value of its derivatives exposure generally will exceed that of its net assets. In order to collateralize its derivatives investments, for liquidity purposes, or to earn income, the Fund may hold significant amounts of U.S. Treasury securities; foreign developed market sovereign short-term bonds issued by countries such as France, Germany, Japan, and the United Kingdom; short-term investments, which may include a government money market fund advised by the Manager, with respect to which the Manager also receives a management fee; cash; cash equivalents; and time deposits. The Fund’s investments in government securities may be zero coupon securities. The Fund may invest in derivatives instruments that provide exposure to below investment grade securities, which are commonly referred to as “junk bonds” and to issuers in the U.S. and foreign developed and emerging markets, including sovereign debt. The Fund may invest in U.S. and non-U.S. currencies and instruments denominated in non-U.S. currencies. The Fund also may invest in government obligations. The Fund’s investments are generally made without restriction as to issuer market capitalization, country, currency, or maturity. The Fund may hold significant cash positions from time to time.
The Fund seeks to gain exposure to the commodity futures markets by investing up to 25% of its total assets in a wholly owned subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). Generally, the Subsidiary invests primarily in commodity futures and commodity swaps, but it may also invest in financial futures and forwards and other types of swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary and the Fund, in the aggregate, will comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The Fund’s holdings may be frequently adjusted to reflect the sub-advisor’s assessment of changing risks, which could result in high portfolio turnover. The Fund may have significant exposure to issuers located in, or with economic ties to, Europe. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Y Class Shares. Year Ended 12/31
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Y Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6.86% 1st Quarter 2024 01/01/2024 through 12/31/2024 Lowest Quarterly Return: -1.73% 3rd Quarter 2024 01/01/2024 through 12/31/2024
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2024
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Y Class shares of the Fund; after-tax returns for other share classes will vary.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective, and you could lose part or all of your investment in the Fund.
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk
The allocations among strategies, asset classes and market exposures may be less than optimal and may adversely affect the Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that judgments about allocations will be correct. The Fund’s allocations may be invested in strategies, asset classes and market exposures during a period when such strategies, asset classes and market exposures underperform.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Asset Selection Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Asset Selection Risk Assets selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Commodities Risk [Member]
Prospectus:	rr_ProspectusTable
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Commodities Risk
The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, resource availability, speculation in the commodities markets, drought, floods, weather, livestock disease, pandemics, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund may invest significantly in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors. No active trading market may exist for certain commodities investments. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products, as some commodity-linked derivatives can have the potential for unlimited losses. Such losses can significantly and adversely affect the net asset value (“NAV”) per share of the Fund and, consequently, a shareholder’s interest in the Fund. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Counterparty Risk [Member]
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Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or a derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Credit Risk [Member]
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Credit Risk
The Fund is subject to the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail, or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Crowding/Convergence Risk [Member]
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Crowding/Convergence Risk
There is significant competition among quantitatively-focused managers, and the ability of the sub-advisor to outperform other funds is dependent on its ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the sub-advisor is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Currency Risk [Member]
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Currency Risk
The Fund may have exposure to foreign currencies. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the  U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Cybersecurity and Operational Risk [Member]
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Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Derivatives Risk [Member]
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Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The use of derivatives may also increase any adverse effects resulting from the underperformance of strategies, asset classes and market exposures to which the Fund has allocated its assets. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk  and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed.  Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Derivatives transactions requiring the Fund to post collateral may expose the Fund to greater losses in the event of a default by a counterparty.  There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened  counterparty, liquidity and valuation risks. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Ongoing changes to the regulation of derivatives and changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.  In addition, the Fund’s investments in derivatives are subject to the following risks:
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Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The use of foreign currency forward contracts may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed.

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Futures Contracts Risk. Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks, such as liquidity risk and counterparty risk, that it would not be subject to if it invested directly in the securities underlying those derivatives. There can be no assurance that any strategy used will succeed. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). The Fund may invest in the following types of futures contracts:

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Foreign Currency Futures Contracts  Risk. Foreign currency futures contracts expose the Fund to risks associated with fluctuations in the value of foreign currencies. Foreign currency futures contracts are similar to foreign currency forward contracts, except that they are traded on exchanges (and may have margin requirements) and are standardized as to contract size and delivery date. The Fund may use foreign currency futures contracts for the same purposes as foreign currency forward contracts, subject to Commodity Futures Trading Commission (“CFTC”) regulations.

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Government Bond Futures Contracts Risk. Government bond futures contracts, such as treasury futures contracts, expose  the  Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

■	Index Futures Contracts Risk. Futures contracts on indices expose the Fund to volatility in an underlying index.
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Treasury Futures Contracts Risk. Treasury futures contracts expose the  Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

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Swap Agreements Risk. Swap agreements or “swaps” are transactions in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates or the performance of specified securities, indices or other assets based on a specified amount (the “notional” amount). Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks.   The Fund may invest in the following types of swaps:

■	Commodities Swaps Risk. Commodities swaps may be subject to commodities risk.
■	Credit Default Swaps Risk. Credit default swaps may also be subject to credit risk and the risks associated with the purchase and sale of credit protection.
■	Total Return Swaps Risk. Total return swaps may also be subject to market risk and, if the underlying securities are bonds or other debt obligations, interest rate risk.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Emerging Markets Risk [Member]
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Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities clearing and settlement procedures; and significant limitations on investor rights and recourse. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Foreign Exposure Risk [Member]
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Foreign Exposure Risk
Exposure to  non-U.S. issuers carries potential risks not associated with exposure to U.S. issuers. Such risks may include, but are not limited to: (1) political and financial instability, (2) less liquidity, (3) greater volatility, and (4) different government regulation The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Geographic Concentration Risk [Member]
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Geographic Concentration Risk
From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, market, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. A decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another.
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European Securities Risk. The Fund’s performance may be affected by political, social and economic conditions in Europe, such as growth of economic output (the gross national product of the countries in the region), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries, the monetary exchange rates between European countries, and conflict between European countries. The European financial markets have experienced and may continue to experience volatility and adverse trends due to concerns relating to economic downturns; rising government debt levels and the possible default on government debt; national unemployment in several European countries; public health crises; political unrest; economic sanctions; inflation; energy crises; and war and military conflict, such as the Russian invasion of Ukraine. A default or debt restructuring by any European country could adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries. Such a default or debt restructuring could affect exposures to European countries. In addition, issuers have faced difficulties obtaining credit or refinancing existing obligations, and financial markets have experienced extreme volatility and declines in asset values and liquidity. These events have affected the exchange rate of the Euro and may continue to significantly affect European countries.
Responses to financial problems by European governments, central banks, and others, including austerity measures and other reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or may have unintended consequences. The Fund makes investments in securities of issuers that are domiciled in member states of the European Union (the “EU”). The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. One or more countries may abandon the Euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. The United Kingdom’s withdrawal from the EU could be an indication that one or more other countries may withdraw from the EU and/or abandon the Euro. These events and actions have affected, and may in the future affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-EU member states.
The continuing effects on the economies of European countries of the Russia/Ukraine war and Russia’s response to sanctions imposed by the  U.S., EU, UK and others, are impossible to predict, but have been and could continue to be significant. For example, exports in Eastern Europe have been disrupted for certain key commodities, pushing commodity prices to record highs. Also, both wholesale energy prices and energy prices charged to consumers in Europe have increased significantly.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Hedging Risk [Member]
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Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which could increase the Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Interest Rate Risk [Member]
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Interest Rate Risk
Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction as movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rate increases, including significant or rapid increases, may result in a decline in the value of bonds or derivatives held by the Fund, make issuers less willing or able to make principal and interest payments on fixed-income investments when due, lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments, any of which may result in substantial losses to the Fund. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. The prices of fixed-income securities or derivatives are also affected by their  durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates than those with shorter durations. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Investment Risk [Member]
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Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Leverage Risk [Member]
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Leverage Risk
The Fund’s use of derivative instruments and taking of short positions may have the economic effect of financial leverage. Financial leverage magnifies the Fund’s exposure to the movements in prices of an asset or class of assets underlying a derivative instrument and may result in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s net asset value (“NAV”) per share to be volatile. There can be no assurance that the Fund’s use of leverage will be successful.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Liquidity Risk [Member]
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Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund.   For example, liquidity risk may be magnified in rising interest rate environments in the event of higher than normal redemption rates.   Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.  Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Market Risk [Member]
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Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last 10-15 years, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, such as changes in interest or inflation rates, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in value may be temporary or may last for extended periods.
Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the  U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
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Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, during periods of significant volatility, the risks discussed herein associated with an investment in the Fund may be increased. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade agreements between countries and regions, including the  U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Although interest rates were unusually low in the  U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Regulators in the  U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulations could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.  Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Market Direction Risk [Member]
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Market Direction Risk
Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, and when there is a general market decline and the Fund holds significant “long” positions.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Market Timing Risk [Member]
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Market Timing Risk
The Fund is subject to the risk of market timing activities by investors due to the nature of the Fund’s investments, which requires the Fund, in certain instances, to fair value certain of its investments. Some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value (“NAV”) of the Fund’s shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the ability to execute efficient investment strategies.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Model and Data/Programming Error Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Model and Data/Programming Error Risk
The success of the sub-advisor’s investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. Models (including quantitative models), data, and investment programs are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks and programs may not react as expected to market events, resulting in losses for the Fund. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. These models and programs may negatively affect Fund performance for various other reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or overreaction). The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.
Models and data are known to have errors, omissions, imperfections and malfunctions (collectively, “System Events”). The sub-advisor seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, and use of independent safeguards in the overall portfolio management process and often in the software code itself. Despite such testing, monitoring and independent safeguards, System Events will result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, delays in the execution of anticipated trades, the failure to properly allocate trades, the failure to properly gather and organize available data, the failure to take certain hedging or risk reducing actions and/or the taking of actions which increase certain risk(s) - all of which may have materially adverse effects on the Fund. System Events in third-party provided data are generally entirely outside the control of the sub-advisor.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Obsolescence Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Obsolescence Risk
The sub-advisor is unlikely to be successful in the deployment of its quantitative, systematic, investment strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that the models will not generate profitable trading signals. If and to the extent that the models do not reflect certain relevant factors, and the sub-advisor does not successfully address such omission through its testing and evaluation by modifying the models accordingly, major losses may result — all of which will be borne by the Fund. There can be no assurance as to the effects (positive or negative) of any changes including additions, modifications and removal of the models or investment strategies on the Fund’s performance.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
■	Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Quantitative Strategy Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Quantitative Strategy Risk
The success of the Fund’s investment strategy may depend in part on the effectiveness of the  sub-advisor’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses. The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Redemption Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Heavy redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Risk Management [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Risk Management
Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Segregated Assets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund’s ability to pursue other opportunities as they arise.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Short Position Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Short Position Risk
The Fund will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. As there is potentially no limit on the amount that the security that the Fund is required to purchase may have appreciated, the Fund’s losses are potentially unlimited in a short position transaction, particularly in cases where the Fund is unable to close out its short position. The Fund may invest the proceeds of a short sale and, therefore, be subject to the effect of leverage, in that short selling may amplify changes in the Fund’s NAV since it may increase the exposure of the Fund to certain markets and may increase losses and the volatility of returns.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Sovereign Debt Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Sovereign Debt Risk
Sovereign debt securities are subject to risk of payment delays or defaults due to, among other things: (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. A governmental entity that defaults on an obligation may request additional time in which to repay loans, may request further loans, or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Subsidiary Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Subsidiary Risk
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The principal risks of the Subsidiary are listed in this section of the Prospectus as principal risks of the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved or that, as a result, the investment objective of the Fund will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund’s performance.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Tax Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tax Risk
To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from “qualifying income,” which is described in more detail in the “Tax Information” section of the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of its gross income for each taxable year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. Treasury regulations provide that income inclusions of a RIC from a controlled foreign corporation (“CFC”), such as the Subsidiary, in which the RIC invests as part of its business of investing in stocks or securities, are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. See “Tax Information” in the SAI for further information regarding RIC’s federal income tax treatment of income from CFCs and commodity-linked instruments. The federal income tax treatment of the Fund’s commodity-linked investments and income from the Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of the Fund’s taxable income and/or net capital gains and, therefore, the distributions the Fund makes.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Trading System and Execution of Orders Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Trading System and Execution of Orders Risk
The sub-advisor relies extensively on computer programs, systems, technology, data and models to implement its execution strategies and algorithms. The sub-advisor’s investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the sub-advisor. There is a risk that the sub-advisor’s proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction, causing severe losses. The successful operation of the computer programs, systems, technology, data and models depends in part on the sub-advisor’s ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. While the sub-advisor has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events, disruptions and execution system issues.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | U.S. Government Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Securities Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. U.S. government securities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | U.S. Treasury Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Treasury Obligations Risk
The market value of U.S. Treasury obligations may vary due to fluctuations in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Valuation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk
Certain of the Fund’s assets may be valued at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The valuation of the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Zero Coupon Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Zero Coupon Securities Risk
Zero-coupon securities are debt securities that do not make periodic interest payments prior to maturity or a specified redemption date (or cash payment date). Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash. While interest payments are not made on such securities, the Fund accrues income with respect to these securities for federal income tax and accounting purposes. Longer term zero-coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | High-Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High-Yield Securities Risk
Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Inflation Index-Linked Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation Index-Linked Securities Risk
Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation index-linked security provides principal payments and interest payments that vary as the principal and/or interest are adjusted over time to reflect a rise or a drop in the reference inflation-related index. For inflation index-linked debt securities for which repayment of the original principal upon maturity (as adjusted for inflation) is not guaranteed, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation index-linked securities is expected to change in response to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. There can be no assurance that an inflation index that is used will accurately measure the real rate of inflation. The price of an inflation index-linked security generally falls when real interest rates rise and rises when real interest rates fall. Interest payments on such securities are unpredictable and will fluctuate as the principal and interest are adjusted to reflect movements in the inflation-related index. The principal value of an investment in the Fund is not protected or otherwise guaranteed by the value of the Fund’s investments in inflation index-linked securities.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Risk Nondiversified Status [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	25.20%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | ICE BofA US 3-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | A Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.23%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,473
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,239
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,237
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2023
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | C Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.24%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,525
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,173
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,120
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,525
1 Year	rr_AverageAnnualReturnYear01	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2023
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Y Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,949
Annual Return 2024	rr_AnnualReturn2024	4.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:6.86% 1st Quarter 202401/01/2024 through 12/31/2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:-1.73% 3rd Quarter 202401/01/2024 through 12/31/2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.73%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2024
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2023
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Y Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | Y Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL Multi-Alternatives Fund) | R6 Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,253
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,823
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2023
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page  49 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page  46  of the Statement of Additional Information (“SAI”). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts, Waivers and Other Information.”

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $1,000,000 or more. However, the Fund assesses a contingent deferred sales charge (‘‘CDSC’’) of 0.50% on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this Example reflects the fee waiver/expense reimbursement arrangement for A Class and R5 Class shares through April 30, 2026.  C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. This Example reflects your costs as though C Class shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by allocating all or substantially all of its assets across equities, bonds (including inflation index-linked bonds), interest rates, corporate credit, and commodities primarily through derivative instruments. The Fund implements its strategy by utilizing a proprietary quantitative model, which is designed to provide a stable level of volatility regardless of market conditions.
The Fund invests primarily in futures (including equity index futures, bond index futures, interest rate futures, bond futures and government bond futures, such as treasury futures), swaps (including commodity swaps, credit default swaps, and total return swaps) and foreign currency forward contracts, but also may invest in other types of derivative instruments. The Fund uses derivative instruments to enhance total return, to manage certain investment risks or to substitute for the purchase or sale of the underlying securities, and to hedge against currency exchange rates. The Fund expects that, under normal market conditions, the notional value of its derivatives exposure generally will exceed that of its net assets. In connection with the Fund’s use of derivatives, the Fund also may hold significant amounts of  U.S. Treasury securities and other foreign developed market sovereign short-term bonds issued by countries such as France, Germany, the United Kingdom and other developed countries, or short-term investments, including a government money market fund advised by the Manager, with respect to which the Manager also receives a management fee, cash and time deposits in order to meet collateral requirements. The Fund may also invest in zero coupon securities. The Fund’s use of derivatives will have the economic effect of financial leverage. The Fund’s investments are generally made without restriction as to issuer market capitalization, country, currency, or maturity. The Fund may invest in derivatives instruments that provide exposure to below investment grade securities, which are commonly referred to as “junk bonds” and to issuers in the U.S. and foreign developed and emerging markets, including sovereign debt. The Fund may invest in non-US currencies, instruments denominated in non-U.S. currencies, foreign currency forward contracts, including non-deliverable forwards (“NDFs”), and non-U.S. currency futures contracts. The Fund also may invest in government obligations.
The sub-advisor’s strategy is designed to provide an excess return with a stable level of volatility regardless of market conditions. The sub-advisor seeks to do this by using systematic algorithms (a mathematical model) to scale positions based on the net asset value (“NAV”) of the Fund. The algorithm measures the degree of volatility in a particular market. As volatilities increase, the algorithm will look to reduce exposure. Conversely, it will increase exposure, subject to risk limits, if the market is calm and volatilities are decreasing. This technique is called ‘volatility scaling’ and can be applied at various levels to achieve a balanced risk exposure through time, and across different asset classes. Volatility scaling aims to achieve a certain target level of volatility which is stable through time. The Fund has set an annualized volatility target of 10% of its NAV. Volatility is defined as the annualized standard deviation of returns. It is important to note that both the short and long term realized volatility of the Fund can and will differ from the targeted volatility and can be dependent on prevailing market conditions.
In addition to the volatility scaling described above, the strategy utilizes additional systematic overlays to control downside risk. The first of these is a momentum overlay, which uses past price behavior to identify periods when a market is in a downtrend. The strategy uses this information to scale down positions depending upon the strength of that trend, thereby reducing risk in falling markets. The second is a volatility switching mechanism, which reacts quickly to spikes in volatility by using a formula that is designed to minimize market transactions during periods of low volatility and increase market transactions during periods of heightened market volatility in order to maintain the Fund’s target level of volatility. Volatility switching is used to react more dynamically to market events. The third uses intraday data to identify dangerous environments in which fixed income assets no longer act as a hedge to equities and other assets. The combination of these overlays aims to reduce losses and improve risk-adjusted returns.
The Fund seeks to gain exposure to the commodity markets by investing up to 25% of its total assets in a wholly-owned subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). Generally, the Subsidiary invests primarily in commodity swaps, but it may also invest in financial futures and forwards, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary and the Fund, in the aggregate, comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The Fund’s holdings may be frequently adjusted to reflect the sub-advisor’s assessment of changing risks, which could result in high portfolio turnover. The Fund may have significant exposure to issuers located in, or with economic ties to, Europe. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional composite index with characteristics that are similar to those of the Fund, and the two indices that comprise the composite index, for the periods indicated.
The chart and the table show the performance of the Fund’s Investor Class shares for all periods. In the table below, for the period prior to April 30, 2019, the performance of the A Class and C Class shares reflects the returns of the Investor Class shares of the Fund. The newer share classes would have had similar annual returns to the Investor Class shares because the shares of each class represent investments in the same portfolio securities. However, as reflected in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the Investor Class shares differ from those of the newer share classes, which would affect performance. To the extent that the Investor Class shares had lower expenses than a newer share class, the performance of the Investor Class shares would likely have been higher than the newer share class would have realized during the same period. The performance of the newer share classes shown in the table has not been adjusted for differences in operating expenses between those share classes and the Investor Class shares, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional composite index with characteristics that are similar to those of the Fund, and the two indices that comprise the composite index, for the periods indicated.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 12.00% 1st Quarter 2019 01/01/2019 through 12/31/2024 Lowest Quarterly Return: -9.83% 2nd Quarter 2022 01/01/2019 through 12/31/2024
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2024
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective, and you could lose part or all of your investment in the Fund.
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk
The allocations among strategies, asset classes and market exposures may be less than optimal and may adversely affect the Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that judgments about allocations will be correct. The Fund’s allocations may be invested in strategies, asset classes and market exposures during a period when such strategies, asset classes and market exposures underperform.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Asset Selection Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Asset Selection Risk Assets selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Commodities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Commodities Risk
The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, resource availability, speculation in the commodities markets, drought, floods, weather, livestock disease, pandemics, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund may invest significantly in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors. No active trading market may exist for certain commodities investments. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products, as some commodity-linked derivatives can have the potential for unlimited losses. Such losses can significantly and adversely affect the net asset value (“NAV”) per share of the Fund and, consequently, a shareholder’s interest in the Fund. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or a derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Credit Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Credit Risk
The Fund is subject to the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail, or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Crowding/Convergence Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Crowding/Convergence Risk
There is significant competition among quantitatively-focused managers, and the ability of the sub-advisor to outperform other funds is dependent on its ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the sub-advisor is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Currency Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Currency Risk
The Fund may have exposure to foreign currencies. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the  U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Cybersecurity and Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. The use of derivatives may also increase any adverse effects resulting from the underperformance of strategies, asset classes and market exposures to which the Fund has allocated its assets. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk  and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed.  Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Derivatives transactions requiring the Fund to post collateral may expose the Fund to greater losses in the event of a default by a counterparty.  There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened  counterparty, liquidity and valuation risks. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Ongoing changes to the regulation of derivatives and changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.  In addition, the Fund’s investments in derivatives are subject to the following risks:
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Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The use of foreign currency forward contracts may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed.

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Futures Contracts Risk. Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks, such as liquidity risk and counterparty risk, that it would not be subject to if it invested directly in the securities underlying those derivatives. There can be no assurance that any strategy used will succeed. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). The Fund may invest in the following types of futures contracts:

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Swap Agreements Risk. Swap agreements or “swaps” are transactions in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates or the performance of specified securities, indices or other assets based on a specified amount (the “notional” amount). Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks.   The Fund may invest in the following types of swaps:

■	Commodities Swaps Risk. Commodities swaps may be subject to commodities risk.
■	Credit Default Swaps Risk. Credit default swaps may also be subject to credit risk and the risks associated with the purchase and sale of credit protection.
■	Total Return Swaps Risk. Total return swaps may also be subject to market risk and, if the underlying securities are bonds or other debt obligations, interest rate risk.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Emerging Markets Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities clearing and settlement procedures; and significant limitations on investor rights and recourse. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Foreign Exposure Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Foreign Exposure Risk
Exposure to  non-U.S. issuers carries potential risks not associated with exposure to U.S. issuers. Such risks may include, but are not limited to: (1) political and financial instability, (2) less liquidity, (3) greater volatility, and (4) different government regulation The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Geographic Concentration Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Geographic Concentration Risk
From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, market, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. A decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another.
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European Securities Risk. The Fund’s performance may be affected by political, social and economic conditions in Europe, such as growth of economic output (the gross national product of the countries in the region), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries, the monetary exchange rates between European countries, and conflict between European countries. The European financial markets have experienced and may continue to experience volatility and adverse trends due to concerns relating to economic downturns; rising government debt levels and the possible default on government debt; national unemployment in several European countries; public health crises; political unrest; economic sanctions; inflation; energy crises; and war and military conflict, such as the Russian invasion of Ukraine. A default or debt restructuring by any European country could adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries. Such a default or debt restructuring could affect exposures to European countries. In addition, issuers have faced difficulties obtaining credit or refinancing existing obligations, and financial markets have experienced extreme volatility and declines in asset values and liquidity. These events have affected the exchange rate of the Euro and may continue to significantly affect European countries.
Responses to financial problems by European governments, central banks, and others, including austerity measures and other reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or may have unintended consequences. The Fund makes investments in securities of issuers that are domiciled in member states of the European Union (the “EU”). The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. One or more countries may abandon the Euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. The United Kingdom’s withdrawal from the EU could be an indication that one or more other countries may withdraw from the EU and/or abandon the Euro. These events and actions have affected, and may in the future affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-EU member states.
The continuing effects on the economies of European countries of the Russia/Ukraine war and Russia’s response to sanctions imposed by the  U.S., EU, UK and others, are impossible to predict, but have been and could continue to be significant. For example, exports in Eastern Europe have been disrupted for certain key commodities, pushing commodity prices to record highs. Also, both wholesale energy prices and energy prices charged to consumers in Europe have increased significantly.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Hedging Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which could increase the Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Interest Rate Risk [Member]
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Interest Rate Risk
Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction as movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rate increases, including significant or rapid increases, may result in a decline in the value of bonds or derivatives held by the Fund, make issuers less willing or able to make principal and interest payments on fixed-income investments when due, lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments, any of which may result in substantial losses to the Fund. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. The prices of fixed-income securities or derivatives are also affected by their  durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates than those with shorter durations. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Investment Risk [Member]
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Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Leverage Risk [Member]
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Leverage Risk
The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the Fund’s exposure to the movements in prices of an asset or class of assets underlying a derivative instrument and may result in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s net asset value (“NAV”) per share to be volatile. There can be no assurance that the Fund’s use of leverage will be successful.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Liquidity Risk [Member]
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Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund.   For example, liquidity risk may be magnified in rising interest rate environments in the event of higher than normal redemption rates.   Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.  Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Market Risk [Member]
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Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last 10-15 years, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, such as changes in interest or inflation rates, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in value may be temporary or may last for extended periods.
Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the  U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
■
Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, during periods of significant volatility, the risks discussed herein associated with an investment in the Fund may be increased. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade agreements between countries and regions, including the  U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Although interest rates were unusually low in the  U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Regulators in the  U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulations could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.  Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Market Timing Risk [Member]
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Market Timing Risk
The Fund is subject to the risk of market timing activities by investors due to the nature of the Fund’s investments, which requires the Fund, in certain instances, to fair value certain of its investments. Some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value (“NAV”) of the Fund’s shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the ability to execute efficient investment strategies.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Model and Data/Programming Error Risk [Member]
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Model and Data/Programming Error Risk
The success of the sub-advisor’s investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. Models (including quantitative models), data, and investment programs are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks and programs may not react as expected to market events, resulting in losses for the Fund. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. These models and programs may negatively affect Fund performance for various other reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or overreaction). The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.
Models and data are known to have errors, omissions, imperfections and malfunctions (collectively, “System Events”). The sub-advisor seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, and use of independent safeguards in the overall portfolio management process and often in the software code itself. Despite such testing, monitoring and independent safeguards, System Events will result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, delays in the execution of anticipated trades, the failure to properly allocate trades, the failure to properly gather and organize available data, the failure to take certain hedging or risk reducing actions and/or the taking of actions which increase certain risk(s) - all of which may have materially adverse effects on the Fund. System Events in third-party provided data are generally entirely outside the control of the sub-advisor.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Obsolescence Risk [Member]
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Obsolescence Risk
The sub-advisor is unlikely to be successful in the deployment of its quantitative, systematic, investment strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that the models will not generate profitable trading signals. If and to the extent that the models do not reflect certain relevant factors, and the sub-advisor does not successfully address such omission through its testing and evaluation by modifying the models accordingly, major losses may result — all of which will be borne by the Fund. There can be no assurance as to the effects (positive or negative) of any changes including additions, modifications and removal of the models or investment strategies on the Fund’s performance.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Other Investment Companies Risk [Member]
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Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
■	Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Quantitative Strategy Risk [Member]
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Quantitative Strategy Risk
The success of the Fund’s investment strategy may depend in part on the effectiveness of the  sub-advisor’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses. The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Redemption Risk [Member]
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Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Heavy redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Risk Management [Member]
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Risk Management
Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Segregated Assets Risk [Member]
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Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund’s ability to pursue other opportunities as they arise.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Sovereign Debt Risk [Member]
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Sovereign Debt Risk
Sovereign debt securities are subject to risk of payment delays or defaults due to, among other things: (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. A governmental entity that defaults on an obligation may request additional time in which to repay loans, may request further loans, or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Subsidiary Risk [Member]
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Subsidiary Risk
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The principal risks of the Subsidiary are listed in this section of the Prospectus as principal risks of the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved or that, as a result, the investment objective of the Fund will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund’s performance.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Tax Risk [Member]
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Tax Risk
To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from “qualifying income,” which is described in more detail in the “Tax Information” section of the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of its gross income for each taxable year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. Treasury regulations provide that income inclusions of a RIC from a controlled foreign corporation (“CFC”), such as the Subsidiary, in which the RIC invests as part of its business of investing in stocks or securities, are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. See “Tax Information” in the SAI for further information regarding RIC’s federal income tax treatment of income from CFCs and commodity-linked instruments. The federal income tax treatment of the Fund’s commodity-linked investments and income from the Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of the Fund’s taxable income and/or net capital gains and, therefore, the distributions the Fund makes.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Trading System and Execution of Orders Risk [Member]
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Trading System and Execution of Orders Risk
The sub-advisor relies extensively on computer programs, systems, technology, data and models to implement its execution strategies and algorithms. The sub-advisor’s investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the sub-advisor. There is a risk that the sub-advisor’s proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction, causing severe losses. The successful operation of the computer programs, systems, technology, data and models depends in part on the sub-advisor’s ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. While the sub-advisor has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events, disruptions and execution system issues.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. U.S. government securities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | U.S. Treasury Obligations Risk [Member]
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U.S. Treasury Obligations Risk
The market value of U.S. Treasury obligations may vary due to fluctuations in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Valuation Risk [Member]
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Valuation Risk
Certain of the Fund’s assets may be valued at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The valuation of the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Zero Coupon Securities Risk [Member]
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Zero Coupon Securities Risk
Zero-coupon securities are debt securities that do not make periodic interest payments prior to maturity or a specified redemption date (or cash payment date). Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash. While interest payments are not made on such securities, the Fund accrues income with respect to these securities for federal income tax and accounting purposes. Longer term zero-coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | High-Yield Securities Risk [Member]
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High-Yield Securities Risk
Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Inflation Index-Linked Securities Risk [Member]
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Inflation Index-Linked Securities Risk
Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation index-linked security provides principal payments and interest payments that vary as the principal and/or interest are adjusted over time to reflect a rise or a drop in the reference inflation-related index. For inflation index-linked debt securities for which repayment of the original principal upon maturity (as adjusted for inflation) is not guaranteed, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation index-linked securities is expected to change in response to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. There can be no assurance that an inflation index that is used will accurately measure the real rate of inflation. The price of an inflation index-linked security generally falls when real interest rates rise and rises when real interest rates fall. Interest payments on such securities are unpredictable and will fluctuate as the principal and interest are adjusted to reflect movements in the inflation-related index. The principal value of an investment in the Fund is not protected or otherwise guaranteed by the value of the Fund’s investments in inflation index-linked securities.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Non-Diversification Risk [Member]
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Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.02%	[5]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	17.35%	[5]
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | 60% MSCI® World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD (Reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	9.89%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | MSCI® World Index (Hedged to USD) (Reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.87%
5 Years	rr_AverageAnnualReturnYear05	12.75%
Since Inception	rr_AverageAnnualReturnSinceInception	15.21%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Bloomberg Global-Aggregate Total Return Index Value Hedged USD (Reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | A Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,038
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,363
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2019
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | C Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,524
1 Year	rr_AverageAnnualReturnYear01	4.91%
5 Years	rr_AverageAnnualReturnYear05	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2019
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Y Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | R5 Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,345
1 Year	rr_AverageAnnualReturnYear01	7.13%
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.63%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,824
Annual Return 2019	rr_AnnualReturn2019	26.85%
Annual Return 2020	rr_AnnualReturn2020	5.18%
Annual Return 2021	rr_AnnualReturn2021	13.43%
Annual Return 2022	rr_AnnualReturn2022	(16.79%)
Annual Return 2023	rr_AnnualReturn2023	13.48%
Annual Return 2024	rr_AnnualReturn2024	6.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:12.00% 1st Quarter 201901/01/2019 through 12/31/2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:-9.83% 2nd Quarter 202201/01/2019 through 12/31/2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.83%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Investor Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
(American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor) | (American Beacon AHL TargetRisk Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%

[1]
*	The S&P 500® Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as a broad-based securities market index to comply with a new regulatory requirement.

[2]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $1,000,000 or more. However, the Fund assesses a contingent deferred sales charge (‘‘CDSC’’) of 0.50% on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

[3]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $1,000,000 or more. However, the Fund assesses a contingent deferred sales charge (‘‘CDSC’’) of 0.50% on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

[4]
2	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, and R6 Class shares, as applicable, through April 30, 2026 to the extent that Total Annual Fund Operating Expenses exceed 1.56% for the A Class, 2.31% for the C Class, 1.33% for the Y Class, and 1.23% for the R6 Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[5]
*	The S&P 500® Index TR is replacing the 60% MSCI® World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD as a broad-based securities market index to comply with a new regulatory requirement.

[6]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $1,000,000 or more. However, the Fund assesses a contingent deferred sales charge (‘‘CDSC’’) of 0.50% on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

[7]
2	During the fiscal year ended December 31, 2024, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement agreement for the Fund’s A Class, C Class, Y Class, and Investor Class shares in the amount of 0.03% for the A Class, 0.03% for the C Class, 0.03% for the Y Class, and 0.07% for the Investor Class.

[8]
3	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class and R5 Class shares, through April 30, 2026, to the extent that Total Annual Fund Operating Expenses exceed 1.44% for the A Class Shares and 1.04% for the R5 Class shares (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.